Summary of Significant Accounting Policies - Schedule of Disaggregated Information of Revenues (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Disaggregated Information of Revenues [Line Items]
Total revenues	$ 100,906	$ 67,507
Sales of FTTPS [Member]
Schedule of Disaggregated Information of Revenues [Line Items]
Total revenues	71,153	58,194
Sales of Medical Auxiliary Supplies [Member]
Schedule of Disaggregated Information of Revenues [Line Items]
Total revenues	$ 29,753	$ 9,313